UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22257

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: MARCH 31

Date of reporting period: MARCH 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras Global Private Equity Partners
Institutional, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of March 31, 2011 and for the period from
April 1, 2010 (commencement of operations) to March 31, 2011

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

As of March 31, 2011 and for the period from
April 1, 2010 (commencement of operations) to March 31, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2 - 3
Statement of Assets, Liabilities and Members’ Capital	4
Statement of Operations	5
Statement of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8 - 20
Board of Managers (unaudited)	21
Fund Management (unaudited)	22
Other Information (unaudited)	23 - 26

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members
Hatteras Global Private Equity Partners Institutional, LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”), including the schedule of investments, as of March 31, 2011, and the related statements of operations, changes in members’ capital, and cash flows for the period from April 1, 2010 (commencement of operations) to March 31, 2011. These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2011, by correspondence with custodian and private fund advisers.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras Global Private Equity Partners Institutional, LLC as of March 31, 2011 and the results of its operations and its cash flows for the period from April 1, 2010 (commencement of operations) to March 31, 2011 in conformity with U.S. generally accepted accounting principles.

New York, New York
May 27, 2011

ONE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

March 31, 2011

Investments in Investment Funds (28.15%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (12.86%)
Germany (1.94%)
Pinova Capital a, b	$341,533	$287,371
India (5.37%)
India Business Excellence Fund I, Inc. a, b (63 shares)	489,500	795,267
United Kingdom (2.60%)
Elysian Capital I, L.P. a, b	388,577	384,904
United States (2.95%)
The Azalea Fund III, L.P. a, b	131,834	406,011
Baird Capital Partners V, L.P. a, b	71,874	31,500
Total United States Investments		437,511
Total Investments in Non-Listed Private Equity Funds		1,905,053
Investments in Listed Private Equity Funds (15.29%)
Belgium (1.42%)
Gimv NV Ord (3,500 shares)	183,730	210,600
Canada (1.89%)
Onex Corporation (8,000 shares)	279,190	280,159
France (1.30%)
Eurazeo (2,465 shares)	161,664	192,575
Germany (1.23%)
Deutsche Beteiligung AG (6,420 shares)	160,426	182,698
Spain (1.45%)
Dinamia Capital Privado (18,156 shares)	210,544	214,896
United Kingdom (8.00%)
Better Capital, Ltd. (189,000 shares)	358,098	358,971

See notes to financial statements.

TWO

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

March 31, 2011 (CONCLUDED)

Investments in Listed Private Equity Funds (continued)	Cost	Fair Value
United Kingdom (continued)
Candover Investments PLC (36,000 shares)	$379,341	$349,667
Electra Private Equity (7,500 shares)	179,734	200,029
HgCapital Trust PLC (16,000 shares)	233,597	275,682
Total United Kingdom Investments		1,184,349
Total Investments in Listed Private Equity Funds		2,265,277
Total Investments in Investment Funds (Cost $3,569,642)		4,170,330

Short-Term Investments (32.25%)
Federated Prime Obligations Fund #10, 0.16%c	4,778,964	4,778,964
Total Short-Term Investments (Cost $4,778,964)		4,778,964
Total Investments (Cost $8,348,606) (60.40%)		8,949,294
Other assets in excess of total liabilities (39.60%)		5,867,170
Members’ Capital (100.00%)		$14,816,464

a Investment Funds are issued in private placement transactions and as such are restricted as to resale.
b Non-income producing.
c The rate shown is the annualized 7-day yield as of March 31, 2011.

Total cost and fair value of restricted Investment Funds as of March 31, 2011 was $1,423,318 and $1,905,053, respectively.

Percentages shown represent fair value as a percentage of Members’ Capital.

INVESTMENT OBJECTIVE AS A PERCENTAGE OF MEMBERS CAPITAL PERCENTAGES AS FOLLOWS:
(unaudited)

See notes to financial statements.

THREE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

March 31, 2011

Assets
Investments in Investment Funds , at fair value (cost $3,569,642)	$4,170,330
Short-term investments, at fair value (cost $4,778,964)	4,778,964
Member contributions receivable	5,787,030
Receivable from affiliate	178,470
Interest receivable	704
Total assets	14,915,498

Liabilities and members’ capital
Professional fees payable	37,662
Accounting and administration fees payable	31,050
Servicing fees payable	27,154
Custodian fees payable	1,640
Other fees payable	1,528
Total liabilities	99,034

Members’ capital	14,816,464
Total liabilities and members’ capital	$14,915,498

Components of members’ capital:
Capital contributions	$14,480,726
Accumulated net investment loss	(291,081)
Accumulated net unrealized appreciation of investments and foreign currency	600,688
Accumulated net realized gain on investments	26,131
Members’ capital	$14,816,464

Net asset value per unit	$104.23
Number of authorized units	Unlimited
Units issued to Adviser and Sub-Adviser	322.115
Units issued to Members	141,827.527
Number of outstanding units	142,149.642

See notes to financial statements.

FOUR

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the period from April 1, 2010 (commencement of operations) to March 31, 2011

Investment income
Interest	$6,751
Dividends (net of withholding tax of $3,295)	17,897
Total investment income	24,648

Operating expenses
Organizational fees	302,336
Accounting and administration fees	116,650
Investment management fees	73,850
Professional fees	64,159
Managers’ fees	50,000
Servicing fees	27,154
Custodian fees	9,831
Insurance expense	6,640
Other expenses	18,533
Gross operating expenses	669,153
Waived investment management fees	(73,850)
Reimbursement of placement agent fees	(279,574)
Net operating expenses	315,729
Net investment loss	(291,081)

Net realized gain and unrealized appreciation on investments and foreign currency
Net realized gain on investments	26,131
Net unrealized appreciation of investments and foreign currency	600,688
Net realized gain and unrealized appreciation of investments and foreign currency	626,819
Net increase in members’ capital resulting from operations	$335,738

See notes to financial statements.

FIVE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CHANGES IN MEMBERS’ CAPITAL

For the period from April 1, 2010 (commencement of operations) to March 31, 2011

		Adviser and
	Members’	Sub-Advisers’
	Capital	Capital	Total Capital
Members’ capital, at April 1, 2010	$-	$-	$-
Capital contributions, net of placement agent fees	14,480,726	-	14,480,726
Net investment loss	(291,081)	-	(291,081)
Net realized gain on investments	26,131	-	26,131
Net unrealized appreciation of investments and foreign currency	600,688	-	600,688
Incentive allocation	(33,574)	33,574	-
Members’ capital, at March 31, 2011	$14,782,890	$33,574	$14,816,464

See notes to financial statements.

SIX

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the period from April 1, 2010 (commencement of operations) to March 31, 2011

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$335,738
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(3,631,818)
Net purchases of short-term investments	(4,778,964)
Proceeds from Investment Funds sold	88,307
Net realized gain on investments	(26,131)
Net unrealized appreciation of investments and foreign currency	(600,688)
Increase in receivable from affiliate	(178,470)
Increase in interest receivable	(704)
Increase in professional fees payable	37,662
Increase in accounting and administration fees payable	31,050
Increase in servicing fees payable	27,154
Increase in custodian fees payable	1,640
Increase in other fees payable	1,528
Net cash used in operating activities	(8,693,696)

Cash flows from financing activities:
Capital contributions	8,693,696
Net cash provided by financing activities	8,693,696

Net change in cash and cash equivalents	-

Cash at beginning of period	-
Cash at end of period	$-

Noncash financing activity:
Increase in member contributions receivable	$5,787,030

See notes to financial statements.

SEVEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011

1.	ORGANIZATION

Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on April 1, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC (“Capvent”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, the “Sub-Adviser”).  The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the “Placement Agent”).

The Fund had an initial closing on April 1, 2010 (the “Initial Closing”). The Board of Managers (the “Board”) of the Fund has delegated to the officers of the Fund the responsibility to determine the dates of all subsequent closings of the Fund, including the final closing date (the “Final Closing”), provided that the Final Closing shall be no later than April 1, 2011.  The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund.  The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”).  The term may be extended for two one-year periods at the discretion of the Board.

On March 31, 2011, the Fund had its final closing.  Aggregate total Capital Commitments from members totaled $14,480,726, net of placement agent fees of $279,574, of which 100% was contributed by members as of March 31, 2011.  During the period from April 1, 2010 (commencement of operations) to March 31, 2011, 142,149.642 units of limited liability company interests of the Fund (“Units”) were issued and outstanding.

As of March 31, 2011, $5,787,030 was due from final close members and is included in the statement of assets, liabilities and members’ capital under members’ contributions receivable.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.  The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.  In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

EIGHT

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.	Cash

Cash, if any, includes short-term interest-bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.  At March 31, 2011, there was no cash held by the Fund.

c.	Valuation of Portfolio Investments

Investments held by the Fund include:

• Investments in Non-Listed Private Equity Funds—The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment manager as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under procedures established by the Board.  These fair value procedures employed by the Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund.  Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.  The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Fund may lag the reporting period of the Fund. The Adviser has established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

NINE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.	Valuation of Portfolio Investments(CONTINUED)

• Investments in Listed Private Equity Funds—Listed private equity funds includes listed private equity vehicles, such as business development companies (including derivatives tied to the return of such vehicles) (“Listed Funds”, and together with Non-Listed Funds, “Investment Funds”).  Securities of Listed Funds traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board or on foreign securities exchanges will be valued at their last sales price. Securities of Listed Funds traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

• Short-Term Investments—The short-term investment consists of a Federated Prime Obligation Fund, an open-ended money market fund (the “MMF”) incorporated in the United States of America.  The MMF’s objective is to seek and provide current income consistent with the stability of principal.  The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government.  The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.  The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments.  The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

TEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.	Valuation of Portfolio Investments(CONTINUED)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$–	$–	$1,905,053	$1,905,053
Listed Private Equity Funds	2,265,277	–	–	2,265,277
Short-Term Investments	4,778,964	–	–	4,778,964
Total	$7,044,241	$–	$1,905,053	$8,949,294

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Change in
			Unrealized
	Balance as of	Net Realized	Appreciation/	Gross	Gross	Balance as of
Investments	April 1, 2010	Gain (Loss)	Depreciation	Purchases	Sales	March 31, 2011
Non-Listed Private Equity Funds	$–	$–	$481,735	$1,423,318	$–	$1,905,053
Total Investments	$–	$–	$481,735	$1,423,318	$–	$1,905,053

*	Change in unrealized appreciation/depreciation included in the statement of operations attributable to Level 3 investments held at the reporting date is $481,735.

In September 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2009-12 to ASC 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent) (“ASU 2009-12”), which became effective for interim and annual periods ending after December 15, 2009.  ASU 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments  at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.  A listing of the investments held by the Fund and their attributes as of March 31, 2011, that may qualify for these valuations are shown in the table below.

ELEVEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.	Valuation of Portfolio Investments(CONTINUED)

						Notice	Redemption
Investment			Unfunded	Remaining	Redemption	Period	Restrictions
Category	Investment Strategy	Fair Value	Commitments	Life*	Frequency*	(In Days)	Terms*

Investments in
Non-Listed	nonpublic companies;
Private Equity –	investment used to fund			Up to 10
Growth Capital (a)	business expansion	$795,267	$1,070,000	years	None	N/A	N/A
Investments in
Non-Listed	nonpublic companies;
Private Equity –	the acquisition of the
Leveraged	company uses some			Up to 10
Buyout (b)	percentage of debt	$1,109,786	$5,004,416	years	None	N/A	N/A

*
The information summarized in the table above represents the general terms for the specified asset class.  Individual funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)
The category includes Investment Funds that invest primarily in nonpublic companies in need of growth capital.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  The Fund estimates that the majority of the underlying investments in the asset class will be distributed in 2-8 years.

(b)
The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  The Fund estimates that the majority of the underlying investments in the asset class will be distributed in 2-8 years.

d.	Investment Income

Interest income is recorded when earned.  Dividend income is recognized on the ex-dividend date.  Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund.  Investments in listed private equity investments are recorded on a trade date basis.  Investments in Non-Listed Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective.  Realized gains and losses are determined on a specific identified cost basis.

TWELVE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

e.	Organizational Fees

The organizational expenses are incurred by the Fund in connection with its formation, its initial registration as an investment company under the Investment Company Act, and the initial offering of Units. Organization costs were accounted for as a deferred charge until operations begin and thereafter amortized to expense.  For the period from April 1, 2010 (commencement of operations) to March 31, 2011, the Fund incurred organizational expenses totaling $302,336, which is included in the statement of operations under organizational fees.

f.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis.  Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, managers’ fees, and expenses of meetings of the Board.

g.	Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on March 31, 2011.  Transactions during the period from April 1, 2010 (commencement of operations) to March 31, 2011 are translated at the spot rate of exchange prevailing on the date of the transaction.

The Fund does not isolate the portion of gains and losses on investments that are due to changes in foreign currency exchange rates from that which is due to changes in the fair value of investments.

h.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

THIRTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

h.	Income Taxes (CONTINUED)

The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed.  The tax year subject to evaluation by tax authorities is 2010.

i.	Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members at least annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members' Units held.

j.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

k.	Recent Accounting Pronouncements

In January 2010, the FASB issued an amendment to the guidance on determining fair value that requires new disclosures and reasons for significant transfers of financial assets and liabilities between Levels 1 and 2.  This amendment also clarifies that fair value measurement disclosures are required for each class of financial assets and liabilities, and disclosures about inputs and valuation techniques are required for both Level 2 and Level 3 measurements.  It further clarifies that the reconciliation of Level 3 measurements should separately present purchases, sales, issuances, and settlements instead of netting these changes.  With respect to matters other than Level 3 measurements, the amendment was effective for periods beginning on or after December 15, 2009, and was adopted by the Fund.  The guidance related to Level 3 measurements is effective for periods beginning on or after December 15, 2010.  The Fund early adopted these amendments and as the guidance is limited to enhanced disclosures, the adoption of these amendments did not have a material impact on the Fund’s financial statements.

FOURTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.  The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund.

In consideration for such services, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fees”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end.  The Adviser pays the Sub-Adviser a portion of the Investment Management Fee it receives from the Fund.

However, during the period from the Initial Closing to the Final Closing, the Adviser charges the Fund the Investment Management Fee at a monthly rate equal to 1.25% on an annualized basis of the net assets of the Fund.

For the period from April 1, 2010 (commencement of operations) to March 31, 2011, total fees accrued by the Fund for Management Fees were $73,850, all of which were waived by the Adviser.

Investors may be charged a placement fee by the Placement Agent of up to 3.00% for purchases Fund Unit on the Final Closing. Purchases on the Initial Closing were not subject to a placement fee and purchases made on all subsequent closings may be charged a placement fee that increases 0.25% per month after the Initial Closing. For example, investors that purchased Units in the Fund at a closing in July 2010, three months after the Initial Closing, may have been charged a placement fee of 0.75%. The Placement Agent has entered into an expense reduction agreement pursuant to which it will rebate to the Fund, in order to offset operating expenses, any amount it receives as a placement fee.

The Fund will pay an incentive allocation (“Incentive Allocation”) at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), to each of the Adviser and Sub-Adviser in an amount equal to 5% (10% in the aggregate) of the excess, if any, of the net profits of the Fund above the balance of the Fund’s loss recovery amount, provided the Fund has earned at least a 6% annualized return (prior to the deduction of the Incentive Allocation) for the period.  Any Incentive Allocation will be deducted pro-rata from each Member’s Units.

FIFTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS (CONTINUED)

For the period from April 1, 2010 (commencement of operations) to March 31, 2011, total fees paid by the Fund’s investors at the time of their initial investment to the Placement Agent were $279,574, of which $279,574 was rebated to the Fund by the Placement Agent.  At March 31, 2011, $178,470 was receivable from the Placement Agent and is included in the statement of assets, liabilities and members’ capital as receivable from affiliate.

The Fund will pay the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (“Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. However, during the period from the Initial Closing to the Final Closing, the Fund will pay the Fund Servicing Fee to the Servicing Agent monthly. The Fund Servicing Fee will be paid to the Servicing Agent out of the Fund’s assets and will decrease the net profits or increase the net losses of the Fund.  For the period from April 1, 2010 (commencement of operations) to March 31, 2011, the Fund incurred Fund Servicing Fees totaling $27,154, which is included in the statement of operations under servicing fees.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $10,000 from the Fund for their services on the Board and for their services as a member of the audit committee of the Fund.  All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.  For the period from April 1, 2010 (commencement of operations) to March 31, 2011, retainers to the Independent Managers totaled $50,000 and is included in the statement of operations under managers’ fees.

4.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost.  For the period ended March 31, 2011, the total accounting and administration fee was $116,650, and is included in the statement of operations under accounting and administrative fees.

UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

SIXTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

5.	INVESTMENT TRANSACTIONS

Total purchases of investments for the period ended March 31, 2011 amounted to $3,631,818.  The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments. The Fund relies upon actual and estimated tax information provided by the private equity funds in which it invests as to the amounts of taxable income allocated to the Fund as of December 31, 2010.

The Fund intends to invest substantially all of its available capital in private equity investments. The non-listed private equity investments will be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

Due to the timing of tax information received from the private equity investments, tax basis reporting is not available as of the reporting date.

6.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  For a more complete list of risk factors, Members should refer to their Confidential Placement Memorandum, as supplemented, and corresponding Statement of Additional Information, as supplemented.  No guarantee or representations is made that the investment objective of the Fund will be met.

Liquidity risk:  Transfer of the Units is subject to significant restrictions.  Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable.  The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

SEVENTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

7.	RISK FACTORS (CONTINUED)

Non-diversification risk:  If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk:  The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of such investments, may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets. The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Economic, political and legal risks:  The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund.  These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

EIGHTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONTINUED)

8.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for the past period. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the net asset value during each accounting period.

Per Unit Operating Performance:
Net Asset Value, April 1, 2010	$100.00
Income from investment operations:
Net investment loss	(2.05)
Net realized gain and unrealized appreciation of investments and foreign currency	6.52
Total from investment operations	4.47
Incentive Allocation	(0.24)
Net Asset Value, March 31, 2011	$104.23

For the period from
April 1, 2010
(commencement of operations)
to March 31, 2011
Total return before Incentive Allocation	4.63%
Total return after Incentive Allocation	4.23%
Members’ capital, end of period (000’s)	$14,783
Portfolio Turnover	4.93%
Ratios as a percentage of average Members’ capital
Net investment loss:	(5.15)%
Total operating expenses, net	5.58%
Management fee waiver	1.31%
Incentive Allocation	0.59%
Total operating expenses, gross including Incentive Allocation	7.48%

NINETEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2011 and for the period from April 1, 2010 (commencement of operations) to March 31, 2011
(CONCLUDED)

9.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

TWENTY

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of March 31, 2011, is set forth below.   The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatters at 1-866-388-6292.

			Principal Occupation(s) During Past	Number of Portfolios in
Name &	Position(s)	Length of	5 years and Other Directorships	Fund Complex Overseen
Date of Birth	Held with the Fund	Time Served	Held by Manager	by Manager
INTERESTED MANAGER
David B. Perkins* July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Founder and Chairman of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Steve E. Moss February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

TWENTY-ONE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2011, of each of the persons currently serving as Executive Officer.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

			Principal Occupation(s) During Past	Number of Portfolios in
Name &	Position(s) Held	Length of Time	5 years and Other Directorships	Fund Complex Overseen by
Date of Birth	with the Fund	Served	Held by Officer	Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception
Prior to becoming Secretary of each fund in the Hatteras Complex in 2008, Mr. Fields had been the Treasurer of each fund since inception. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Adviser as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of the funds in the Hatteras Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

TWENTY-TWO

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the  Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-THREE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Privacy Policy

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share

TWENTY-FOUR

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Privacy Policy (Continued)
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.

How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures  include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?	We collect your personal information, for example, when you

	▪	open an account
	▪	provide account information
	▪	give us your contact information
	▪	make a wire transfer
	▪	tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

	▪	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	▪	affiliates from using your information to market to you
	▪	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

TWENTY-FIVE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Privacy Policy (Continued)
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

▪ Hatteras Funds doesn’t jointly market.

List of funds providing this notice
Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

TWENTY-SIX

ITEM 2. CODE OF ETHICS.

(a)  The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)  There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d)  The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers and Daniel K. Wilson are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)  The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $24,000.

Audit-Related Fees

(b)  The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

 Tax Fees

(c)  The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

All Other Fees

(d)  The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

(e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 0%

(c) 0%

(d) 0%

(f)  The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0.

(h)  The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund primarily invests its assets in Portfolio Funds, which include, but are not limited to, private partnerships, limited liability companies or similar entities managed by Portfolio Fund Managers (commonly referred to as “private equity funds” or “private funds”). Investments in Portfolio Funds do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser, Sub-Adviser and/or the Fund may receive notices from such Portfolio Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Portfolio Funds’ limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of the Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year.  Once filed, the Fund’s Form N-PX filing will be available:  (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification  of Portfolio  Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

                  The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of June 6, 2011:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

Robert L. Worthington	President	Since January 14, 2010
Mr. Worthington became the President of the Investment Manager in February 2007.  Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006.  Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.
Portfolio Management

Keith C. Nelson	Director of Private Investments	Since Inception
Mr. Nelson has been Director of Private Investments since inception.  Prior to joining Hatteras, Mr. Nelson was a financial analyst with Dogwood Equity.  Prior to that, he was a  financial analyst with Wachovia Securities.
Portfolio Management
Varun Sood	Managing Partner of Capvent	Since Inception	Mr. Sood is a co-founder of Capvent AG. Previously, Mr. Sood was an executive director with Société Générale. Prior to that, he was a vice president with ABN AMRO.	Portfolio Management
Tom F. Clausen	Managing Partner of Capvent	Since Inception	Mr. Clausen is a co-founder of Capvent AG. Previously, Mr. Clausen was an executive director with Société Générale.	Portfolio Management
Rohan Ajila	Partner of Capvent	Since Inception
Mr. Ajila joined Capvent in 2007 and is a Managing Partner at Capvent India Private Equity and a Partner at Capvent AG. Previously he was Founder & CEO of Indiamarkets.com. He began his career as a credit rating research analyst with CRISIL-S&P and was an investment manager for the Everest Fund.
Portfolio Management

 (a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than Hatteras Global Private Equity Partners Institutional, LLC, for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2011:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

Robert L. Worthington	Registered Investment Companies	3	$20,882,502.00	0	$0
	Other Pooled Investment Vehicles	2	$32,514,917.00	1	$4,000,000.00
	Other Accounts	0	$0	0	$0

Keith C. Nelson	Registered Investment Companies	1	$9,949,131.00	0	$0
	Other Pooled Investment Vehicles	2	$32,514,917.00	1	$4,000,000.00
	Other Accounts	0	$0	0	$0

Varun Sood	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	20	$2,322,000,000	20	$2,322,000,000
	Other Accounts	1	$35,000,000	1	$35,000,000

Tom F. Clausen	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	20	$2,322,000,000	20	$2,322,000,000
	Other Accounts	1	$35,000,000	1	$35,000,000

Rohan Ajila	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$76,000,000	2	$76,000,000
	Other Accounts	1	$35,000,000	1	$35,000,000

Potential Conflicts of Interests

Members of the Investment Committee are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including registered and unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser and the Sub-Adviser each has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser and the Sub-Adviser each has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser or the Sub-Adviser and their affiliates, as applicable.

(a)(4)    Disclosure of Securities Ownership
The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of March 31, 2011:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

Robert L. Worthington	$0
Keith C. Nelson	$1-$10,000
Varun Sood	$0
Tom F. Clausen	$0
Rohan Ajila	$0

(b)       Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend  nominees to the registrant's  board of  managers, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(b)         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

By (Signature and Title)*   /s/ David B. Perkins

David B. Perkins, President
(principal executive officer)

Date      JUNE 6, 2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David B. Perkins

David B. Perkins, President
(principal executive officer)

Date      JUNE 6, 2011

By (Signature and Title)*   /s/ R. Lance Baker

R. Lance Baker, Treasurer
(principal financial officer)

Date      JUNE 6, 2011

* Print the name and title of each signing officer under his or her signature.